Summary of Significant Accounting Policies (Details 1) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Summary of financial liabilities measured at fair value on a recurring basis
Short-term Investments			$ 30,003		$ 39,399
Warrant Liabilities					536,671
Conversion Option Liabilities					110,000
Successor [Member]
Summary of financial liabilities measured at fair value on a recurring basis
Short-term Investments	$ 30,014	$ 30,011
Conversion Option Liabilities	376,115
Predecessor [Member]
Summary of financial liabilities measured at fair value on a recurring basis
Short-term Investments		$ 30,011	30,003
Conversion Option Liabilities
Fair value measured on a recurring basis [Member] | Quoted prices in active market for identical assets (Level l) [Member]
Summary of financial liabilities measured at fair value on a recurring basis
Short-term Investments
Warrant Liabilities
Conversion Option Liabilities
Fair value measured on a recurring basis [Member] | Significant other observable inputs (Level 2) [Member]
Summary of financial liabilities measured at fair value on a recurring basis
Short-term Investments	30,014		30,003
Warrant Liabilities
Conversion Option Liabilities
Fair value measured on a recurring basis [Member] | Significant unobservable inputs (Level 3) [Member]
Summary of financial liabilities measured at fair value on a recurring basis
Short-term Investments
Warrant Liabilities				[1]	536,671
Conversion Option Liabilities	$ 376,115			[1]	$ 110,000

[1]	(1) De minimis value at December 31, 2015.